Label	Element	Value
Defiance Next Gen SPAC Derived ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Next Gen SPAC Derived ETF
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Defiance Next Gen SPAC Derived ETF (SPAK)
December 28, 2020
Supplement to the
Summary Prospectus and Prospectus,
each dated September 29, 2020
The section entitled “Principal Investment Strategies—Indxx SPAC & NextGen IPO Index” beginning on page 2 of the Summary Prospectus and page 8 of the Prospectus is replaced with the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
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Indxx SPAC & NextGen IPO Index
The Index tracks the performance of the U.S.-listed common stock of Special Purpose Acquisitions Corporations (“SPACs”) and companies derived from SPACs. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses (i.e., a SPAC-derived company).
To be eligible to be added to the Index, a security must be U.S.-listed, have a minimum total market capitalization of $250 million, have a free float (i.e., the proportion of shares that are publicly available) of at least 10%; have a trading price of less than $10,000; and meet minimum liquidity thresholds. To be eligible to be added to the Index, SPACs must have traded on 90% of the eligible trading days in the last 3 months, except that SPACs with a market capitalization of more than $750 million are eligible if they have been listed for at least five trading days. Additionally, to be eligible to be added to the Index, SPAC-derived companies must be actively trading and must have traded for less than 2 years since completing a business combination with a SPAC.
Beginning in 2021, as of each reconstitution and rebalance of the Index, 60% of the weight of the Index will be allocated to SPAC-derived companies and 40% will be allocated to SPACs. Within each such category, constituents will be weighted based on their market capitalization, subject to a maximum 12% weight and minimum 0.5% weight for an individual constituent. Additionally, the aggregate weight for securities with a weight greater than 5% is limited to 45% at the time of each reconstitution and rebalance of the Index.
The Index is reconstituted annually after the close of business on the last trading day of each July and rebalanced quarterly after the close of business on the last trading day of each January, April, July, and October, although new SPACs and SPAC-derived companies that meet the Index’s eligibility requirements may be added on a “fast-entry basis” in between reconstitution dates. In addition to the annual reconstitution in July, new SPACs and SPAC-derived companies may be added to the Index on the last trading day of each month. Index constituents will be removed from the Index at the time of a reconstitution if they fail to meet the eligibility requirements.
As of December 23, 2020, the Index was composed of 70 constituents. The Index was established in 2020 and is owned and maintained by Indxx, LLC (the “Index Provider”). The Index Provider partnered with the Fund’s investment adviser to co-develop the methodology used to determine the securities included in the Index.
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Defiance Next Gen SPAC Derived ETF | Defiance Next Gen SPAC Derived ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPAK